Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding | shares	415,510
Number exercisable | shares	159,058
Stock Option [Member] | 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 6.00
Number outstanding | shares	2,250
Weighted average exercise price	$ 6.00
Weighted average remaining contractual life	6 months 21 days
Number exercisable | shares	2,250
Weighted average exercise price	$ 6.00
Weighted average remaining contractual life	6 months 21 days
Stock Option [Member] | 11.12-14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 11.12
Exercise price, Maximum	$ 14.52
Number outstanding | shares	259,558
Weighted average exercise price	$ 11.86
Weighted average remaining contractual life	2 years 2 months 19 days
Number exercisable | shares	156,808
Weighted average exercise price	$ 11.89
Weighted average remaining contractual life	2 years 18 days
Stock Option [Member] | 18.90-19.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 18.90
Exercise price, Maximum	$ 19.85
Number outstanding | shares	153,702
Weighted average exercise price	$ 19.42
Weighted average remaining contractual life	3 years 6 months 7 days
Number exercisable | shares
Weighted average exercise price
Weighted average remaining contractual life	0 years